Pensions and post-retirement benefits - Narrative (Details) £ in Millions, $ in Millions		12 Months Ended
	Jun. 12, 2020 GBP (£)	Dec. 31, 2022 GBP (£) director tranche	Dec. 31, 2022 USD ($) tranche	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2022 USD ($) director	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		£ 28		£ 58
Reduction in assets and defined benefit obligation		(74)		34
Funding surplus		4,559		3,633
Notional contract amount		52,342,870		47,412,915
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		42,157		47,601	£ 53,367
Past service cost		20		0
Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		209		240
Past service cost		£ 20		£ 0
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		10000.00%		10000.00%			10000.00%
Contracts value		£ 25,360		£ 35,467
Fair value of plan assets | Investment funds and trusts
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		0.00%		0.00%			0.00%
Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		20.00%		20.00%			20.00%
Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		£ 35,066		£ 41,544	47,254
Barclays Bank PLC | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets		0		0
Bonds		£ 0		0
Director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		6					6
Independent director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		3					3
Member nominated director
Disclosure of net defined benefit liability (asset) [line items]
Number of directors on trustee board | director		3					3
UK | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount		£ 1,250					$ 1,250
Maturity period		5 years	5 years
Number of Tranches | tranche		3	3
UK | The senior notes | Total loans and advances at amortised cost | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount		£ 500					1,500
UK | The senior notes | Total loans and advances at amortised cost | Heron Issuer Number 2 Limited
Disclosure of net defined benefit liability (asset) [line items]
Notional contract amount		750					$ 250
UK | Over one year but not more than two years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income | $			$ 250
UK | Two to three years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income | $			750
UK | Three to four years | The senior notes | Total loans and advances at amortised cost
Disclosure of net defined benefit liability (asset) [line items]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income | $			$ 250
UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		209
UKRF | UK | Barclays Bank UK PLC
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		47
UKRF | UK | Barclays Execution Services
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		134
Section 75 Contribution Plan
Disclosure of net defined benefit liability (asset) [line items]
Past service cost		0		0
Pension defined benefit plans | Foreign countries | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		£ 690		£ 821
Pension defined benefit plans | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Scheme as a percentage of total retirement benefit obligations		96.00%		97.00%			96.00%
Retirement benefit assets		£ 4,690		£ 3,819
Benefits paid		1,299		1,268
Transfers out of the fund and contribution refunds		£ 390		£ 419
% of total fair value of scheme assets		100.00%		10000.00%			100.00%
Funding surplus		£ 4,690		£ 3,819
Deficit reduction contribution		294			1,000	£ 286
Estimate of contributions expected to be paid to plan for next annual reporting period		38		352
Contracts value		£ 24,680		£ 34,678
Pension defined benefit plans | UKRF | UK | 30 September 2020 valuation
Disclosure of net defined benefit liability (asset) [line items]
Funding surplus								£ 2,000
Pension defined benefit plans | UKRF | UK | Deficit contributions valuation recovery plan 2019 [member]
Disclosure of net defined benefit liability (asset) [line items]
Funding surplus									£ (600)
Pension defined benefit plans | UKRF | UK | Investment funds and trusts
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		0.00%		0.00%			0.00%
Pension defined benefit plans | UKRF | UK | Other
Disclosure of net defined benefit liability (asset) [line items]
% of total fair value of scheme assets		0.00%		0.00%			0.00%
Pension defined benefit plans | UKRF | UK | Swaps
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets					£ 5,000
Pension defined benefit plans | UKRF | UK | Longevity reinsurance contracts
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets		£ 7,000
Contracts value		£ 123		£ 0
Pension defined benefit plans | UKRF | UK | Key UKRF financial assumptions
Disclosure of net defined benefit liability (asset) [line items]
Assumption For Future Inflation Increase (Decrease)		0.20%					0.20%
Future mortality improvement percentage		1.25%		1.50%			1.25%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		£ 197		£ 225
Reduction in assets and defined benefit obligation		£ (11,000)
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF		13 years	13 years	16 years
Past service cost		£ 20		£ 0
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | Within 10 years
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		30.00%	30.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 11 to 20
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		30.00%	30.00%
Pension defined benefit plans | UKRF | UK | Retirement benefit obligations | In years 20 to 30
Disclosure of net defined benefit liability (asset) [line items]
Percentage of benefits are expected to be paid		25.00%	25.00%
Pension defined benefit plans | UKRF | UK | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Reduction in assets and defined benefit obligation		£ 10,000
% fair value of scheme assets invested in liability driven investment strategies		34.00%					34.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC
Disclosure of net defined benefit liability (asset) [line items]
Maximum funding deficit secured by collateral pool		£ 9,000
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | Bottom of range
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool		100.00%					100.00%
Pension defined benefit plans | UKRF | UK | Barclays Bank PLC | The senior notes | Heron Issuer Limited
Disclosure of net defined benefit liability (asset) [line items]
Regulatory capital impact	£ 294
Post-employment medical defined benefit plans | Other | Retirement benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		£ 121		154
Defined contribution schemes | UKRF | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		32		6
Defined contribution schemes | BPSP | UK
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		£ 243		£ 42